MANAGEMENT'S LIQUIDITY PLANS (Details Textual) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Going Concern And Management Liquidity Plans [Line Items]
Working Capital Deficit				$ 1,567,539		$ 3,370,983
Cash				4,089,717		5,741,549	$ 1,960,430
Net Cash Provided by (Used in) Operating Activities				(1,625,491)	$ (596,715)	$ (1,643,854)	(1,622,719)
Stock Issued During Period, Shares, New Issues			1,000,000
Payments of Stock Issuance Costs			$ 640,785
Shares Issued, Price Per Share			$ 6.25			$ 1.025
Proceeds from Issuance of Common Stock			$ 5,609,215			$ 5,609,215	$ 1,550,000
Payments of Costs Related to Common Stock Subscriptions	$ 124,975
Convertible Notes Payable [Member]
Going Concern And Management Liquidity Plans [Line Items]
Net Cash Provided by (Used in) Operating Activities				$ 1,625,491
Proceeds from Common Stock Subscriptions		$ 100,000